Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 879,565	¥ 1,070,190	¥ 914,053
Income tax expense (benefit):
Current taxes	366,310	287,433	181,930
Deferred taxes	(204,054)	22,056	36,679
Total	162,256	309,489	218,609
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	(40,638)	(42,213)	(32,954)
Income tax expense (benefit):
Current taxes	12,699	9,539	7,236
Deferred taxes	(92,631)	(4,081)	(21,228)
Total	(79,932)	5,458	(13,992)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	920,203	1,112,403	947,007
Income tax expense (benefit):
Current taxes	353,611	277,894	174,694
Deferred taxes	(111,423)	26,137	57,907
Total	¥ 242,188	¥ 304,031	¥ 232,601